Condensed consolidated interim statements of cash flows (Unaudited) (CAD)	3 Months Ended		9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Operating activities
Net loss and comprehensive loss	(987,341)	(893,431)	(2,589,071)	(2,176,941)
Items not involving cash
Amortization of equipment	6,248	3,695	13,094	12,197
Finance expense	473	437	1,478	2,394
Finance income	(9,751)	(18,980)	(57,706)	(24,483)
Foreign exchange loss (gain)	(112,539)	76,517	91,684	161,808
Share-based compensation	388,850	328,025	666,051	518,531
Gain on sale of equipment				(11,503)
Net changes in non-cash working capital items
Trade and other receivables	(14,843)	21,821	11,129	(18,704)
Prepaid expenses	(67,264)	(95,934)	(18,124)	(35,739)
Trade and other payables	(38,270)	(66,284)	(31,881)	(50,424)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	(834,437)	(644,134)	(1,913,346)	(1,622,864)
Investing activities
Interest received	9,751	18,980	57,706	24,483
Purchase of equipment	(47,190)	(29,912)	(131,480)	(99,911)
Proceeds on disposal of equipment				12,613
Expenditures on mineral interests	(2,749,546)	(1,066,373)	(11,093,068)	(2,647,368)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations, Total	(2,786,985)	(1,077,305)	(11,166,842)	(2,710,183)
Financing activities
Interest paid	(473)	(437)	(1,478)	(2,394)
Common shares issued by offerings			8,096,000	12,719,000
Common shares issued for cash - options	16,250		167,114	34,125
Common shares issued for cash - warrants			6,750
Share issuance costs		(199,997)	(655,867)	(1,084,883)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations, Total	15,777	(200,434)	7,612,519	11,665,848
Effect of exchange rates on cash	4,296	(73,079)	22,006	(153,733)
Increase (decrease) in cash and cash equivalents	(3,601,349)	(1,994,952)	(5,445,663)	7,179,068
Cash and cash equivalents, beginning of period	6,557,115	13,734,513	8,401,429	4,560,493
Cash and cash equivalents, end of period	2,955,766	11,739,561	2,955,766	11,739,561
Cash and cash equivalents are comprised of
Cash	2,106,331	3,604,540	2,106,331	3,604,540
Canadian treasury bills	849,435	7,213,911	849,435	7,213,911
US treasury bills		921,110		921,110
Cash and Cash Equivalents, at Carrying Value	2,955,766	11,739,561	2,955,766	11,739,561